Equity - Summary of changes in issued share capital (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of number of shares outstanding [abstract]
Beginning balance, ordinary shares (in shares)	3,147,391	3,498,194	3,726,539
Issue of shares (in shares)			5
Cancellation of shares (in shares)	(125,848)	(350,803)	(228,350)
Ending balance, ordinary shares (in shares)	3,021,543	3,147,391	3,498,194
Beginning balance, amount	€ 31	€ 35	€ 37
Share buyback programmes, cancellation of shares	0	0	0
Ending balance, amount	30	31	35
Share capital and share premium
Reconciliation of number of shares outstanding [abstract]
Share buyback programmes, cancellation of shares	€ (1)	€ (4)	€ (2)
Ordinary shares
Disclosure of classes of share capital [line items]
Par value (in EUR per share)	€ 0.01